Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Oil, natural gas and natural gas liquid sales			$ 3,435,000	$ 396,000
Costs and expenses:
Production costs			1,247,000	195,000
Production taxes			(167,000)	28,000
General and administrative			14,570,000	7,930,000
Depreciation, depletion and amortization			1,566,000	574,000
Accretion of asset retirement obligations			132,000	10,000
Impairment of evaluated oil and gas properties			4,718,000	24,478,000
Total operating expenses			22,066,000	33,215,000
Loss from operations			(18,631,000)	(32,819,000)
Operating Expenses:
Operating loss			(18,631,000)	(32,819,000)
Other income (expenses):
Other income			90,000	3,000
Debt conversion inducement expense			(8,307,000)	0
Gain on extinguishment of debt			250,000	0
Gain (loss) in fair value of derivative instruments			(1,222,000)	1,638,000
Gain (loss) in fair value of conditionally redeemable 6% preferred stock			(701,000)	514,000
Gain on modification of convertible debts			602,000	0
Interest expense			(4,924,000)	(1,697,000)
Total other income (expenses)			(14,212,000)	458,000
Deferred income taxes			(3,095,000)	(11,474,000)
Income tax (expense) benefit:
Total income tax expense			0	0
Net loss			(32,843,000)	(32,361,000)
Dividends on redeemable preferred stock			(407,000)	(120,000)
Loss on extinguishment of Series A Convertible Preferred Stock			(540,000)	0
Dividend and deemed dividend Series B Convertible Preferred Stock			(8,506,000)	(600,000)
Net loss attributable to common shareholders			$ (42,296,000)	$ (33,081,000)
Net loss per common share basic and diluted			$ (3.73)	$ (12.13)
Weighted average common shares outstanding:
Basic and diluted			11,328,252	2,726,775
Brushy Resources, Inc [Member]
Revenue:
Oil, natural gas, and related product sales	$ 1,232,000	$ 2,757,000		$ 8,606,606	$ 20,172,792
Costs and expenses:
Depreciation and depletion	718,000	2,507,000		22,510,290	10,140,152
Lease operating	908,000	1,126,000		3,677,845	5,457,471
Selling, general and administration	684,000	1,342,000
Professional fees	674,000	211,000		1,041,527	986,774
Production taxes	59,000	103,000		369,317,000	695,693
General and administrative				3,938,291,000	3,876,698
Accretion of asset retirement obligations	63,000	63,000		187,183,000	319,703
Exploration Expense	0	21,000		49,531	80,853
Impairment of evaluated oil and gas properties	0	0		55,753,481,000	4,428,378
Gain (Loss) on Disposition of Assets				(2,375,333)	(2,115,967)
Total operating expenses				85,152,132,000	23,869,435
Loss from operations	(1,874,000)	(2,616,000)		(76,545,526)	(3,696,643)
Operating Expenses:
Total Operating Expenses	3,106,000	5,373,000
Operating loss	(1,874,000)	(2,616,000)		(76,545,526)	(3,696,643)
Other income (expenses):
Gain (loss) in fair value of derivative instruments				1,270,000	2,066,000
Interest expense	(1,100,000)	(773,000)		(4,149,251,000)	(2,617,481)
Change in fair value of derivative contracts	(733,000)	(202,000)		(1,032,955)	1,880,107
Other expenses				(396,793)	0
Loss on sales of assets	0	(2,000)
Settlement expense	(350,000)	0
Realized gain from derivative contracts	732,000	616,000		2,302,860	185,891
Total other income (expenses)	(1,451,000)	(361,000)		(3,276,139,000)	(551,483)
Loss before income taxes	(3,325,000)	(2,977,000)		(79,821,665)	(4,248,126)
Deferred income taxes	0	288,000		14,039,742	1,502,671
Income tax (expense) benefit:
Current income taxes (expense) benefit				17,157	(15,465)
Total income tax expense				14,056,899	1,487,206
Net loss	$ (3,325,000)	$ (2,689,000)		$ (65,764,766,000)	$ (2,760,920)
Net loss per common share basic and diluted	$ (0.26)	$ (0.22)		$ (5.20)	$ (0.22)
Weighted average common shares outstanding:
Basic and diluted	12,711,986	12,482,711		12,655,467	12,362,336